Financial risk management objectives and policies - Schedule of Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Mar. 30, 2025 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 171.5
Lease obligations	416.5
Pension obligation	0.9
Total contractual obligations	1,083.1
Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	412.4
Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	81.8
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	171.5
Lease obligations	112.2
Pension obligation	0.0
Total contractual obligations	320.7
2026 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	4.3
2026 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	32.7
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	87.8
Pension obligation	0.0
Total contractual obligations	124.8
2027 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	4.3
2027 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	32.7
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	58.4
Pension obligation	0.0
Total contractual obligations	478.6
2028 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	403.8
2028 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	16.4
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	48.0
Pension obligation	0.0
Total contractual obligations	48.0
2029 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	0.0
2029 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	0.0
2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	36.7
Pension obligation	0.0
Total contractual obligations	36.7
2030 | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	0.0
2030 | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	0.0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Lease obligations	73.4
Pension obligation	0.9
Total contractual obligations	74.3
Thereafter | Term Loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term Loan	0.0
Thereafter | Interest commitments relating to borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest commitments relating to borrowings	$ 0.0